Segment Information	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Segment Information

Note 3 — Segment Information

The Company discontinued the operation of Acer truncatum seedlings during the year ended March 31, 2023. As a result, there were two reportable segments: sales of health care supplements and technical supporting services for the year ended March 31, 2023 whereas there were three reportable segments: sales of health care supplements; technical supporting services and sales of Acer truncatum seedlings for the year ended March 31, 2022. Segments were identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the businesses.

Key financial performance measures of the segments for continuing operations are as follows:

For the year ended March 31, 2023

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,489,053	$144,683	$1,344,370
Technical supporting services	173,547	—	173,547
Total	$1,662,600	$144,683	$1,517,917

For the year ended March 31, 2022

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,799,074	$158,563	$1,640,511
Technical supporting services	529,452	261,710	267,742
Total	$2,328,526	$420,273	$1,908,253